Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2019
Registrant Name	dei_EntityRegistrantName	FRANKLIN ALTERNATIVE STRATEGIES FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001535538
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 25, 2020
Prospectus Date	rr_ProspectusDate	Feb. 25, 2020